Basis of Preparation	12 Months Ended
Dec. 31, 2023
Disclosure of notes and other explanatory information [Abstract]
Basis of Preparation
2. BASIS OF PREPARATION

These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”), effective as of December 31, 2023.
These Consolidated Financial Statements were approved for issuance by the Board of Directors on February 21, 2024.